Leases - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets	$ 11,073	$ 633
Less current portion	2,222	494
Operating lease liabilities, noncurrent	9,143	232
Total operating lease liabilities	11,365	726
Finance lease liabilities, current	33	0
Finance lease liabilities, noncurrent	41	0
Total finance lease liabilities	74	0
Total operating lease liabilities	$ 11,439	$ 726
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities